Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance

Stanwich Mortgage Loan Trust, Series 2013-1

CIK # Not Applicable
		HUD	1,081	$216,952,401.15	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	4	$522,026.72	0.24%	1	$190,211.39	0.09%	0	$0.00	0.00%
Total			1,081	$216,952,401.15	100.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	4	$522,026.72	0.24%	1	$190,211.39	0.09%	0	$0.00	0.00%

¹	As disclosed in Q32015 filing 5 assets were reported in Dispute. As of 3/31/2016, 4 assets continue to be in Dispute; 1 asset was Withdrawn as the seller and purchaser resolved the outstanding issues.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.